UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Frederick Taylor, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 822-7620
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
Schedule of Investments
September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace - 1.1%
United Technologies Corp.	8,000	$862,560

Beverages - 2.1%
Beam, Inc.	25,000	1,616,250

Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	6,000	696,960
Celgene Corp. (a)	10,000	1,539,300
Gilead Sciences, Inc. (a)	25,000	1,571,000
		3,807,260
Building & Construction - 2.1%
D.R. Horton, Inc.	86,000	1,670,980

Chemicals - 2.5%
Celanese Corp.	38,000	2,006,020

Containers & Packaging - 1.8%
Rock-Tenn Co.	14,000	1,417,780

Diversified - 1.1%
3M Co.	7,000	835,870

Drugs - 2.4%
Actavis, Inc. (a)	5,000	720,000
Allergan, Inc.	13,000	1,175,850
		1,895,850
Electrical Equipment - 1.1%
Roper Industries, Inc.	6,500	863,655

Energy - 5.7%
Chevron Corp.	12,000	1,458,000
Marathon Oil Corp.	46,000	1,604,480
Whiting Petroleum Corp. (a)	7,500	448,875
Williams Companies, Inc.	26,000	945,360
		4,456,715
Energy Equipment & Services - 4.0%
Noble Corp. (b)	44,000	1,661,880
Schlumberger Ltd. (b)	17,000	1,502,120
		3,164,000
Financial Services - 8.1%
American Express Co.	26,000	1,963,520
Mastercard, Inc.	3,400	2,287,452
The Blackstone Group LP	85,000	2,115,650
		6,366,622

Food Services - 1.4%
Yum Brands, Inc.	16,000	1,142,240

Forest Products - 1.8%
Weyerhaeuser Co. - REIT	50,000	1,431,500

Health Care Services - 2.5%
UnitedHealth Group, Inc.	28,000	2,005,080

Insurance - 2.0%
ACE Ltd. (b)	17,000	1,590,520

Leisure - 4.0%
Las Vegas Sands Corp.	22,000	1,461,240
Polaris Industries, Inc.	13,000	1,679,340
		3,140,580
Machinery - 1.4%
Cummins, Inc.	8,000	1,062,960

Media - 7.0%
AMC Networks, Inc. - Class A (a)	25,000	1,712,000
DIRECTV (a)	34,000	2,031,500
Walt Disney Co.	28,000	1,805,720
		5,549,220
Office Equipment - 4.3%
Apple, Inc.	2,100	1,001,175
Western Digital Corp.	38,000	2,409,200
		3,410,375
Retail - 2.5%
TJX Companies, Inc.	35,000	1,973,650

Semiconductors - 4.8%
Intel Corp.	42,000	962,640
KLA-Tencor Corp.	3,000	182,550
NXP Semiconductors NV (a)(b)	70,000	2,604,700
		3,749,890
Services - 7.5%
Accenture PLC - Class A (b)	22,000	1,620,080
Amazon.com, Inc. (a)	5,700	1,782,048
Demand Media, Inc. (a)	50,000	316,000
Google, Inc. - Class A (a)	2,500	2,189,775
		5,907,903
Software - 4.4%
Ansys, Inc. (a)	9,000	778,680
Microsoft Corp.	35,000	1,165,850
Oracle Corp.	45,000	1,492,650
		3,437,180
Specialty Retail - 10.2%
AutoNation, Inc. (a)	24,000	1,252,080
AutoZone, Inc. (a)	5,000	2,113,650
Home Depot, Inc.	25,000	1,896,250
Michael Kors Holdings Ltd. (a)(b)	25,000	1,863,000
VF Corp.	4,500	895,725
		8,020,705

Telecommunications - 3.9%
American Tower Corp. - REIT	19,000	1,408,470
QUALCOMM, Inc.	25,000	1,684,000
		3,092,470
Transportation - 3.6%
J.B. Hunt Transport Services, Inc.	13,500	984,555
Union Pacific Corp.	12,000	1,864,080
		2,848,635
TOTAL COMMON STOCKS (Cost $56,717,925)		$77,326,470

SHORT TERM INVESTMENT - 2.1%
Money Market Fund - 2.1%
First American Prime Obligations Fund, Class Z, 0.016% (c)	1,659,324	1,659,324
TOTAL SHORT TERM INVESTMENT (Cost $1,659,324)		$1,659,324

Total Investments (Cost $58,377,249) - 100.2%		$78,985,794
Liabilities in Excess of Other Assets - (0.2)%		(144,444)
TOTAL NET ASSETS - 100.0%		$78,841,350

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2013.

REIT - Real Estate Investment Trust

On September 30, 2013, the cost of investments for federal income tax purposes was approximately $58,377,249. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation		$21,112,351
Unrealized depreciation		(503,806)
Net unrealized appreciation		$20,608,545

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund's investments are summarized in the following three broad categories:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of September 30, 2013, the Fund's investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$77,326,470	$-	$-	$77,326,470
Short Term Investment	1,659,324	-	-	1,659,324
Total Investments	$78,985,794	$-	$-	$78,985,794

Please see above for further industry breakout. The Fund did not hold any Level 3 assets during the period. Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2013, the Fund did not recognize any transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Wall Street Fund, Inc.

By (Signature and Title) /s/ Frederick Taylor
Frederick Taylor, President

Date   November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick Taylor
Frederick Taylor, President

Date  Novermber 26, 2013

By (Signature and Title)* /s/ John J. Rendinaro
John J. Rendinaro, Treasurer

Date  November 26, 2013

* Print the name and title of each signing officer under his or her signature.